UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
FPA New Income Fund
Institutional Class/FPNIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Institutional Class/FPNIX)	$23	0.45%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,888,294,054
Total number of portfolio holdings	336
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	7.6%
U.S. Treasury Note, 4.125%, 11/30/2029	2.1%
U.S. Treasury Note, 4.250%, 1/31/2030	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.114%, 10/15/2033	1.3%
Fannie Mae Pool, 1.000%, 3/1/2037	1.3%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 3.500%, 9/30/2029	1.3%
U.S. Treasury Note, 4.625%, 9/30/2030	1.2%
PHI Group, Inc.	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA New Income Fund - Institutional Class
FPA New Income Fund
Investor Class/FPNRX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Investor Class/FPNRX)	$28	0.55%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,888,294,054
Total number of portfolio holdings	336
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	7.6%
U.S. Treasury Note, 4.125%, 11/30/2029	2.1%
U.S. Treasury Note, 4.250%, 1/31/2030	1.4%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.114%, 10/15/2033	1.3%
Fannie Mae Pool, 1.000%, 3/1/2037	1.3%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 3.500%, 9/30/2029	1.3%
U.S. Treasury Note, 4.625%, 9/30/2030	1.2%
PHI Group, Inc.	1.0%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	1.0%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA New Income Fund - Investor Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA New Income Fund

(Investor Class: FPNRX)

(Institutional Class: FPNIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

March 31, 2025

FPA New Income Fund

A series of Investment Managers Series Trust III

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA New Income Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA New Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 95.0%
	ASSET-BACKED SECURITIES — 33.0%
	AUTO — 7.6%
	Ally Auto Receivables Trust
$8,996,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$9,146,399
	BMW Vehicle Owner Trust
6,776,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	6,866,095
	CarMax Auto Owner Trust
19,152,000	Series 2022-3, Class B, 4.690%, 2/15/2028	19,171,089
21,176,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	21,389,619
10,892,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	10,924,015
20,637,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	20,943,365
	Ford Credit Auto Owner Trust
14,487,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	14,542,268
7,137,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	7,229,765
	GM Financial Consumer Automobile Receivables Trust
15,767,000	Series 2023-1, Class A4, 4.590%, 7/17/2028	15,825,939
13,758,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	13,948,305
	GM Financial Revolving Receivables Trust
38,305,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	36,574,936
49,942,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	50,960,692
12,704,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	13,294,892
64,237,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	65,277,639
	Hyundai Auto Receivables Trust
10,743,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	10,932,138
	Mercedes-Benz Auto Receivables Trust
10,006,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	9,981,965
8,831,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	8,938,900
	Nissan Auto Receivables Owner Trust
13,366,000	Series 2022-B, Class A4, 4.450%, 11/15/2029	13,372,210
15,538,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	15,641,800
	Porsche Financial Auto Securitization Trust
17,279,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	17,359,791
	SFS Auto Receivables Securitization Trust
8,951,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	9,133,624
	Toyota Auto Loan Extended Note Trust
54,519,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	53,897,701
43,813,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	44,491,839
56,286,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	57,932,647
	Toyota Auto Receivables Owner Trust
10,600,000	Series 2022-C, Class A4, 3.770%, 2/15/2028	10,520,907
16,189,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	16,211,100
19,879,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	19,977,037
25,523,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	25,953,856
	Volkswagen Auto Loan Enhanced Trust
11,637,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	11,770,483

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
	World Omni Auto Receivables Trust
$14,612,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	$14,638,030
21,627,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	21,674,858
10,417,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	10,530,225
		679,054,129
	COLLATERALIZED LOAN OBLIGATION — 3.6%
	Cerberus Loan Funding LLC
10,299,000	Series 2023-1A, Class A, 6.702% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	10,299,494
51,840,000	Series 2023-2A, Class A1, 6.852% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	52,812,155
52,569,000	Series 2023-4A, Class A, 6.727% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	53,744,233
	Fortress Credit Opportunities Ltd.
118,776,000	Series 2017-9A, Class A1TR, 6.114% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	118,793,341
	Golub Capital Partners Ltd.
43,478,000	Series 2023-67A, Class A1, 6.797% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	43,483,348
41,996,000	Series 2019-46A, Class A1R, 6.103% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	42,073,399
		321,205,970
	EQUIPMENT — 13.2%
	Avis Budget Rental Car Funding AESOP LLC
4,211,000	Series 2021-2A, Class A, 1.660%, 2/20/2028(a)	4,010,352
13,136,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	13,350,260
38,251,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	39,091,080
48,017,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	49,823,596
34,038,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	35,569,043
14,768,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	15,091,914
57,519,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	58,661,943
	CNH Equipment Trust
7,414,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	7,359,552
6,738,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	6,808,234
17,009,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	17,467,779
	Coinstar Funding LLC
11,831,985	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	10,809,607
	Enterprise Fleet Financing LLC
9,703,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	9,667,401
28,811,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	29,158,827
18,980,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	19,200,614

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$37,963,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	$38,618,750
34,823,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	36,272,828
11,576,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	11,651,051
	Ford Credit Floorplan Master Owner Trust A
83,977,000	Series 2018-4, Class A, 4.060%, 11/15/2030	82,732,200
46,054,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	47,406,311
27,030,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	27,022,832
	GMF Floorplan Owner Revolving Trust
18,848,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	19,352,855
46,933,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	47,758,664
	GreatAmerica Leasing Receivables Funding LLC
17,738,000	Series 2022-1, Class A4, 5.350%, 7/16/2029(a)	17,938,911
16,501,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	16,720,905
	Hertz Vehicle Financing LLC
44,631,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	42,533,423
38,642,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	36,856,450
72,333,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	70,525,854
	John Deere Owner Trust
15,675,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	15,817,315
11,706,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	11,845,373
15,742,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	16,117,034
	Kubota Credit Owner Trust
12,897,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	13,112,017
9,456,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	9,542,148
	M&T Equipment Notes
9,785,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	9,926,067
17,531,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	17,706,946
	MMAF Equipment Finance LLC
24,567,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	25,157,824
7,081,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	6,627,395
24,584,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	25,044,377
	Prop 2017-1A
9,666,922	5.300%, 3/15/2042(c),(d)	8,535,892
	Verizon Master Trust
76,585,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	78,911,300
85,708,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	86,817,439
31,930,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	31,789,422
		1,168,411,785
	OTHER — 8.6%
	ABPCI Direct Lending Fund LLC
24,980,453	Series 2022-2A, Class A1, 6.400% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	24,940,284

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	ABPCI Direct Lending Fund Ltd.
$27,986,437	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	$27,459,508
	American Tower Trust 1
77,012,000	5.490%, 3/15/2028(a)	78,275,382
	Brazos Securitization LLC
7,993,365	5.014%, 9/1/2031(a)	8,059,556
	Cleco Securitization LLC
17,342,510	4.016%, 3/1/2031	16,995,660
	Cologix Data Centers US Issuer LLC
58,068,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	55,731,895
	Consumers 2023 Securitization Funding LLC
22,847,000	5.210%, 9/1/2031	23,390,738
	DataBank Issuer
14,750,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	14,336,479
	DTE Electric Securitization Funding II LLC
25,884,439	5.970%, 3/1/2033	27,113,950
	Elm Trust
2,351,083	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	2,319,841
2,891,474	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	2,850,349
	Golub Capital Partners Funding Ltd.
9,488,433	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	9,388,937
39,661,949	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	39,344,177
60,275,234	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	58,753,706
	Kansas Gas Service Securitization I LLC
43,232,801	5.486%, 8/1/2032	44,520,866
	Monroe Capital Funding Ltd.
30,832,587	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	30,336,151
	Oklahoma Development Finance Authority
25,236,750	4.135%, 12/1/2033	24,894,467
8,987,669	4.285%, 2/1/2034	8,902,694
21,194,958	3.877%, 5/1/2037	20,661,644
	PG&E Recovery Funding LLC
33,164,747	5.045%, 7/15/2032	33,336,740
13,309,000	4.838%, 6/1/2033	13,340,848
	PG&E Wildfire Recovery Funding LLC
42,010,587	4.022%, 6/1/2031	41,117,862
	SBA Tower Trust
14,427,000	1.631%, 11/15/2026(a)	13,649,111
17,196,000	2.328%, 1/15/2028(a)	15,919,861
12,423,000	6.599%, 1/15/2028(a)	12,721,550
	SpringCastle America Funding LLC
9,128,432	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	8,484,242

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Texas Electric Market Stabilization Funding N LLC
$11,097,711	4.265%, 8/1/2036(a)	$10,930,377
	Texas Natural Gas Securitization Finance Corp.
7,935,239	5.102%, 4/1/2035	7,976,897
	VCP RRL Ltd.
20,552,299	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	19,744,511
	Virginia Power Fuel Securitization LLC
58,246,000	4.877%, 5/1/2031	58,828,460
	WEPCo Environmental Trust Finance LLC
8,765,171	Series 2021-1, Class A, 1.578%, 12/15/2035	7,737,201
		762,063,944
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,899,173,342)	2,930,735,828
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.0%
	AGENCY — 15.1%
	Federal Home Loan Mortgage Corp.
13,173,000	Series K058, Class A2, 2.653%, 8/25/2026	12,874,080
76,399,842	Series K061, Class A2, 3.347%, 11/25/2026(b)	75,199,135
41,061,276	Series K062, Class A2, 3.413%, 12/25/2026	40,417,209
16,539,000	Series K063, Class A2, 3.430%, 1/25/2027(b)	16,290,943
9,702,802	Series K065, Class A2, 3.243%, 4/25/2027	9,502,596
7,223,000	Series K066, Class A2, 3.117%, 6/25/2027	7,051,478
8,509,735	Series K068, Class A2, 3.244%, 8/25/2027	8,303,346
12,338,034	Series K072, Class A2, 3.444%, 12/25/2027	12,136,530
29,086,020	Series K073, Class A2, 3.350%, 1/25/2028	28,319,798
16,051,256	Series K076, Class A2, 3.900%, 4/25/2028	15,858,365
4,086,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	4,018,396
30,559,000	Series K079, Class A2, 3.926%, 6/25/2028	30,186,883
25,020,308	Series K080, Class A2, 3.926%, 7/25/2028(b)	24,708,888
62,664,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	61,617,022
46,777,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	45,994,425
24,028,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	23,865,172
68,841,723	Series K084, Class A2, 3.780%, 10/25/2028(b)	67,685,850
27,924,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	27,733,815
27,195,714	Series K089, Class A2, 3.563%, 1/25/2029	26,463,668
4,691,000	Series K088, Class A2, 3.690%, 1/25/2029	4,586,710
43,626,000	Series K090, Class A2, 3.422%, 2/25/2029	42,219,690
25,293,822	Series K091, Class A2, 3.505%, 3/25/2029	24,611,708
2,376,000	Series K092, Class A2, 3.298%, 4/25/2029	2,285,947
4,340,000	Series K093, Class A2, 2.982%, 5/25/2029	4,136,033
84,442,000	Series K095, Class A2, 2.785%, 6/25/2029	79,494,172
71,380,000	Series K094, Class A2, 2.903%, 6/25/2029	67,595,954

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$40,814,000	Series K097, Class A2, 2.508%, 7/25/2029	$38,074,426
91,996,000	Series K096, Class A2, 2.519%, 7/25/2029	85,824,366
19,173,000	Series K099, Class A2, 2.595%, 9/25/2029	17,885,299
49,942,000	Series K101, Class A2, 2.524%, 10/25/2029	46,304,534
33,400,000	Series K102, Class A2, 2.537%, 10/25/2029	30,966,683
47,045,000	Series K103, Class A2, 2.651%, 11/25/2029	43,881,501
4,756,000	Series K107, Class A2, 1.639%, 1/25/2030	4,219,846
3,071,000	Series K105, Class A2, 1.872%, 1/25/2030	2,755,600
11,740,000	Series K106, Class A2, 2.069%, 1/25/2030	10,597,820
16,200,000	Series K104, Class A2, 2.253%, 1/25/2030	14,786,427
9,186,000	Series K108, Class A2, 1.517%, 3/25/2030	8,059,050
61,806,000	Series K751, Class A2, 4.412%, 3/25/2030	61,969,978
17,591,000	Series K109, Class A2, 1.558%, 4/25/2030	15,362,884
22,485,000	Series K151, Class A3, 3.511%, 4/25/2030	21,601,495
1,742,000	Series K111, Class A2, 1.350%, 5/25/2030	1,502,294
9,465,000	Series K114, Class A2, 1.366%, 6/25/2030	8,164,501
3,768,000	Series K116, Class A2, 1.378%, 7/25/2030	3,250,218
18,741,000	Series K752, Class A2, 4.284%, 7/25/2030	18,694,013
61,809,000	Series K117, Class A2, 1.406%, 8/25/2030	53,005,532
15,691,000	Series K120, Class A2, 1.500%, 10/25/2030	13,533,277
75,127,967	Series K754, Class A2, 4.940%, 11/25/2030(b)	76,784,794
		1,340,382,351
	AGENCY STRIPPED — 0.3%
	Government National Mortgage Association
9,651,470	Series 2014-77, Class IO, 0.533%, 12/16/2047(b)	76,535
14,154,399	Series 2012-150, Class IO, 0.438%, 11/16/2052(b)	204,619
13,901,585	Series 2012-114, Class IO, 0.629%, 1/16/2053(b)	200,465
33,565,605	Series 2012-125, Class IO, 0.173%, 2/16/2053(b)	226,004
34,166,537	Series 2012-79, Class IO, 0.351%, 3/16/2053(b)	400,579
18,007,318	Series 2013-45, Class IO, 0.061%, 12/16/2053(b)	6,655
6,555,679	Series 2013-125, Class IO, 0.244%, 10/16/2054(b)	95,555
23,846,069	Series 2014-157, Class IO, 0.186%, 5/16/2055(b)	139,328
26,864,829	Series 2014-153, Class IO, 0.320%, 4/16/2056(b)	286,949
49,116,279	Series 2014-175, Class IO, 0.463%, 4/16/2056(b)	661,444
4,846,328	Series 2014-138, Class IO, 0.514%, 4/16/2056(b)	81,584
63,505,960	Series 2014-187, Class IO, 0.618%, 5/16/2056(b)	1,327,694
5,361,962	Series 2015-41, Class IO, 0.169%, 9/16/2056(b)	32,105
1,383,449	Series 2015-108, Class IO, 0.339%, 10/16/2056(b)	9,245
11,213,343	Series 2014-110, Class IO, 0.101%, 1/16/2057(b)	50,849
26,831,709	Series 2015-19, Class IO, 0.293%, 1/16/2057(b)	350,390
9,914,512	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	192,384
43,413,808	Series 2015-169, Class IO, 0.251%, 7/16/2057(b)	455,927

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY STRIPPED (Continued)
$7,450,815	Series 2015-150, Class IO, 0.366%, 9/16/2057(b)	$119,173
35,792,146	Series 2016-125, Class IO, 0.844%, 12/16/2057(b)	1,248,616
24,669,703	Series 2016-65, Class IO, 0.460%, 1/16/2058(b)	537,767
81,540,918	Series 2016-106, Class IO, 0.970%, 9/16/2058(b)	3,474,467
39,021,960	Series 2020-43, Class IO, 1.262%, 11/16/2061(b)	2,824,245
52,416,636	Series 2020-71, Class IO, 1.101%, 1/16/2062(b)	3,414,514
97,442,569	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	5,450,811
122,670,217	Series 2020-42, Class IO, 0.938%, 3/16/2062(b)	7,156,335
		29,024,239
	NON-AGENCY — 2.6%
	A10 Bridge Asset Financing LLC
127,419	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	127,338
	BBCMS Trust
6,680,662	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	6,503,350
	Benchmark Mortgage Trust
17,340,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	18,007,156
	BMO Mortgage Trust
17,350,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	17,673,673
8,363,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	8,585,580
	BX Commercial Mortgage Trust
28,900,000	Series 2021-VOLT, Class E, 6.434% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	28,394,429
	Progress Residential Trust
13,309,000	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	12,326,953
13,662,952	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	12,560,789
14,247,534	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	13,307,115
8,727,306	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	8,083,377
50,077,213	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	46,981,524
16,085,948	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	14,942,561
27,223,000	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	25,355,279
21,978,000	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	20,265,364
		233,114,488
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,605,266,896)	1,602,521,078
	CORPORATE BANK DEBT — 0.2%
	Capstone Acquisition Holdings, Inc. Term Loan
19,265,764	8.925% (1-Month Term SOFR+460 basis points), 11/12/2029(c),(d),(e)	19,134,796
	JC Penney Corp., Inc.
26,698,432	5.568% (3-Month USD LIBOR+425 basis points), 6/23/2025*,(b),(c),(d),(e),(f)	2,670
	Lealand Finance Company B.V. Senior Exit LC
10,625,126	5.250%, 6/30/2027(c),(d),(e),(g),(h),(i)	(2,337,528)

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	CORPORATE BANK DEBT (Continued)
	McDermott Technology Americas, Inc.
$349,183	8.439% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e)	$141,419
	TOTAL CORPORATE BANK DEBT
	(Cost $19,312,718)	16,941,357
	CORPORATE BONDS — 2.3%
	COMMUNICATIONS — 0.0%
	Frontier Communications Holdings LLC
5,925,000	5.875%, 10/15/2027(a)	5,922,334
	FINANCIALS — 1.8%
	Apollo Debt Solutions BDC Senior Notes
26,023,000	8.620%, 9/28/2028(c),(d)	26,023,000
	Blue Owl Credit Income Corp.
22,579,000	7.950%, 6/13/2028	23,945,526
	Hlend Senior Notes
42,500,000	8.170%, 3/15/2028(c),(d)	42,500,000
	HPS Corporate Lending Fund
24,864,000	6.750%, 1/30/2029	25,561,087
	Oaktree Strategic Credit Fund
27,351,000	8.400%, 11/14/2028	29,596,791
	OCREDIT BDC Senior Notes
12,891,000	7.770%, 3/7/2029(c),(d)	12,891,000
		160,517,404
	HEALTH CARE — 0.5%
	Heartland Dental LLC/Heartland Dental Finance Corp.
40,809,000	10.500% (1-Month Term SOFR+0.000 basis points), 4/30/2028(a),(d)	42,849,450
	TOTAL CORPORATE BONDS
	(Cost $202,080,079)	209,289,188
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 26.4%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
204,522	Series 2010-43, Class MK, 5.500%, 5/25/2040	207,132
902,555	Series 2012-144, Class PD, 3.500%, 4/25/2042	882,574
479,442	Series 2013-93, Class PJ, 3.000%, 7/25/2042	460,675
		1,550,381
	AGENCY POOL ADJUSTABLE RATE — 1.8%
	Fannie Mae Pool
2,778,017	1.727% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	2,476,124
24,188,284	1.971% (30-Day SOFR Average+206.9 basis points), 8/1/2051(b)	21,687,021
1,902,191	1.607% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	1,680,947
21,813,836	1.889% (30-Day SOFR Average+233.2 basis points), 4/1/2052(b)	19,436,464
	Freddie Mac Non Gold Pool
8,895,873	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	7,888,930

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL ADJUSTABLE RATE (Continued)
$11,835,553	2.563% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	$10,739,127
7,837,000	2.539% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	7,122,059
78,124,863	2.157% (30-Day SOFR Average+217.7 basis points), 7/1/2052(b)	69,890,518
10,071,329	3.346% (30-Day SOFR Average+221.2 basis points), 11/1/2052(b)	9,470,362
11,519,579	2.163% (30-Day SOFR Average+217.8 basis points), 5/1/2053(b)	10,307,489
		160,699,041
	AGENCY POOL FIXED RATE — 20.1%
	Fannie Mae Pool
70,760,320	1.500%, 12/1/2035	62,733,355
14,112,011	1.500%, 12/1/2035	12,511,161
2,046,718	1.500%, 3/1/2036	1,808,145
15,972,105	1.000%, 4/1/2036	13,697,243
5,294,883	1.500%, 4/1/2036	4,677,692
17,007,458	1.500%, 4/1/2036	15,025,004
12,407,759	1.500%, 5/1/2036	10,938,199
27,049,130	1.500%, 6/1/2036	23,845,464
5,935,377	1.500%, 6/1/2036	5,232,398
10,516,536	1.500%, 7/1/2036	9,244,679
95,762,219	1.500%, 8/1/2036	84,599,811
6,820,571	1.500%, 8/1/2036	5,995,700
24,569,974	1.000%, 9/1/2036	20,978,573
11,849,280	1.500%, 9/1/2036	10,416,242
29,057,214	1.500%, 10/1/2036	25,543,069
15,241,086	1.000%, 11/1/2036	12,969,144
99,032,368	1.000%, 12/1/2036	84,271,415
139,512,975	1.000%, 3/1/2037	118,718,315
63,339,785	1.500%, 3/1/2037	55,837,897
47,285,299	1.500%, 8/1/2037	41,566,672
11,925,567	2.000%, 6/1/2040	10,278,402
4,434,954	2.000%, 9/1/2040	3,818,809
4,780,915	2.000%, 10/1/2040	4,114,759
3,479,224	1.500%, 11/1/2040	2,884,075
6,550,472	2.000%, 11/1/2040	5,634,578
14,300,767	1.500%, 12/1/2040	11,845,384
12,768,617	2.000%, 12/1/2040	10,975,993
13,625,113	1.500%, 2/1/2041	11,268,710
15,260,949	2.500%, 5/1/2041	13,490,026
9,212,743	2.000%, 7/1/2041	7,878,369
62,082,027	2.000%, 9/1/2041	53,353,921
60,533,705	1.500%, 10/1/2041	49,724,746
90,091,201	1.500%, 11/1/2041	73,956,146
6,046,674	1.500%, 3/1/2042	4,966,770

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$19,373,202	1.500%, 3/1/2042	$16,022,556
21,678,466	2.000%, 8/1/2042	18,510,377
60,573,513	2.000%, 8/1/2042	51,370,592
30,867,901	3.500%, 4/1/2044	28,795,828
40,750,782	4.000%, 6/1/2045	39,208,348
8,842,576	4.000%, 7/1/2046	8,504,284
10,148,782	4.000%, 10/1/2046	9,758,050
5,537,290	4.000%, 10/1/2046	5,327,838
8,481,840	4.000%, 3/1/2048	8,148,530
	Freddie Mac Pool
341,879	2.500%, 8/1/2028	333,095
94,159,424	1.500%, 11/1/2035	83,478,092
6,844,379	1.500%, 11/1/2035	6,067,961
24,529,052	1.500%, 1/1/2036	21,638,578
3,162,854	1.500%, 4/1/2036	2,794,180
5,225,716	1.500%, 5/1/2036	4,606,788
15,706,993	1.500%, 6/1/2036	13,812,316
6,168,138	1.000%, 7/1/2036	5,266,105
28,072,376	1.500%, 8/1/2036	24,677,336
9,309,552	1.000%, 10/1/2036	7,974,358
21,009,616	1.500%, 10/1/2036	18,468,738
63,442,513	1.500%, 10/1/2036	56,047,413
6,221,238	1.500%, 11/1/2036	5,515,508
18,880,578	2.000%, 6/1/2040	16,274,171
4,143,983	2.000%, 8/1/2040	3,569,824
2,992,867	4.000%, 10/1/2040	2,881,972
7,882,677	1.500%, 11/1/2040	6,534,524
2,753,409	4.000%, 11/1/2040	2,652,426
6,178,357	2.000%, 12/1/2040	5,307,127
4,113,800	1.500%, 2/1/2041	3,407,534
34,512,747	1.500%, 3/1/2041	28,521,600
90,903,623	1.500%, 3/1/2041	75,119,282
23,189,491	1.500%, 4/1/2041	19,149,532
79,528,968	1.500%, 5/1/2041	65,635,639
42,112,070	1.500%, 6/1/2041	34,725,857
11,126,429	1.500%, 7/1/2041	9,165,944
7,135,971	2.000%, 8/1/2041	6,099,477
11,293,102	1.500%, 10/1/2041	9,276,679
4,321,268	1.500%, 11/1/2041	3,565,883
17,170,920	1.500%, 11/1/2041	14,084,955
66,260,714	1.500%, 12/1/2041	54,362,907
31,861,123	1.500%, 12/1/2041	26,330,389
5,342,165	1.500%, 1/1/2042	4,398,130

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$38,791,208	2.000%, 5/1/2042	$33,120,771
26,304,302	2.000%, 8/1/2042	22,433,595
19,468,786	2.000%, 8/1/2042	16,643,466
		1,784,389,421
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 4.5%
	Citigroup Mortgage Loan Trust
1,818,218	Series 2014-A, Class A, 4.000%, 1/25/2035(a),(b)	1,752,748
	GS Mortgage-Backed Securities Trust
6,371,713	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	5,633,862
35,447,452	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	31,314,797
34,575,238	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	30,489,292
30,349,977	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	26,717,633
9,009,044	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	7,910,618
6,414,149	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	5,615,011
14,547,842	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	13,058,402
5,666,319	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	5,083,674
72,753,875	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	63,469,353
	J.P. Morgan Mortgage Trust
5,271,959	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	4,670,901
11,386,936	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	10,073,544
16,481,418	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	14,165,201
44,308,968	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	39,043,605
12,106,934	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	10,707,384
55,953,873	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	49,403,482
14,409,915	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	12,741,728
3,473,655	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	3,054,310
3,193,028	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	2,799,209
29,831,410	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	26,715,572
	Pretium Mortgage Credit Partners LLC
7,887,180	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	7,412,663
	Towd Point Mortgage Trust
7,025,335	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	6,282,168
19,567,573	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	18,480,964
		396,596,121
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,302,466,679)	2,343,234,964
	U.S. TREASURY NOTES & BONDS — 15.1%
	U.S. Treasury Note
115,968,000	3.500%, 9/30/2029	113,857,023
113,312,000	4.125%, 10/31/2029	114,135,280
185,860,000	4.125%, 11/30/2029	187,283,000

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY NOTES & BONDS (Continued)
$663,863,000	4.375%, 12/31/2029	$675,843,669
119,583,000	4.250%, 1/31/2030	121,115,157
17,387,000	4.000%, 2/28/2030	17,426,392
106,471,000	4.625%, 9/30/2030	109,731,674
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $1,311,084,683)	1,339,392,195
	TOTAL BONDS & DEBENTURES
	(Cost $8,339,384,397)	8,442,114,610

Number
of Shares
	COMMON STOCKS — 1.7%
	METALS & MINING — 0.6%
39,831,957	AIPCF VIII A-BL Aggregator Cayman LP (j)	49,921,392
	REAL ESTATE SERVICES — 0.1%
520,208	Copper Property CTL Pass Through Trust(d)	6,722,388
	TRANSPORTATION & LOGISTICS — 1.0%
3,806,420	PHI Group, Inc.*,(c),(d),(j)	93,257,290
	TOTAL COMMON STOCKS
	(Cost $125,160,428)	149,901,070
	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET INVESTMENTS — 0.5%
42,239,858	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.20%(k)	42,239,858

Principal
Amount
	TREASURY BILLS — 2.6%
$236,035,000	U.S. Treasury Bill, 4.28%, 4/3/2025(l)	235,979,663
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $278,219,521)	278,219,521

	TOTAL INVESTMENTS — 99.8%
	(Cost $8,742,764,346)	8,870,235,201
	Other Assets in Excess of Liabilities — 0.2%	18,058,853
	TOTAL NET ASSETS — 100.0%	$8,888,294,054

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,739,320,038, which represents 30.82% of Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities constituted 2.81% of total net assets at March 31, 2025, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	Security is in default.
(g)	As of March 31, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 8 of the Notes to Financial Statements for further information on these commitments and contingencies.
(h)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(i)	All or a portion of the loan is unfunded.
(j)	Affiliated company.
(k)	The rate is the annualized seven-day yield at period end.
(l)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

FPA New Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $8,643,356,315)	$8,727,056,519
Investments in affiliates, at value (cost $99,408,031)	143,178,682
Cash	196,825
Receivables:
Investment securities sold	504,381
Fund shares sold	6,537,866
Dividends and interest	41,934,548
Prepaid expenses	192,756
Total assets	8,919,601,577

Liabilities:
Payables:
Investment securities purchased	20,142,602
Fund shares redeemed	7,806,285
Advisory fees	2,682,357
Shareholder servicing fees (Note 7)	202,827
Fund services fees	111,987
Shareholder reporting fees	53,457
Trustees' deferred compensation (Note 3)	26,511
Trustees' fees and expenses	13,650
Legal fees	9,255
Auditing fees	6,458
Chief Compliance Officer fees	6,138
Accrued other expenses	245,996
Total liabilities	31,307,523
Commitments and contingencies (Note 8)
Net Assets	$8,888,294,054

Components of Net Assets:
Capital Stock — par value $0.01 per share; authorized 1,500,000,000 shares; outstanding 895,293,136 shares	$9,496,734,692
Total distributable earnings (accumulated deficit)	(608,440,638)
Net Assets	$8,888,294,054

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$14,592,216
Shares of beneficial interest issued and outstanding	1,466,772
Redemption price per share	$9.95

Institutional Class Shares:
Net assets applicable to shares outstanding	$8,873,701,838
Shares of beneficial interest issued and outstanding	893,826,364
Redemption price per share	$9.93

See accompanying Notes to Financial Statements.

FPA New Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2025 (Unaudited)

Investment income:
Interest	$207,821,751
Dividends	621,547
Total investment income	208,443,298

Expenses:
Advisory fees	21,848,840
Shareholder servicing fees - Investor Class (Note 7)	14,228
Shareholder servicing fees - Institutional Class (Note 7)	2,098,916
Fund services fees	547,370
Shareholder reporting fees	112,573
Registration fees	91,476
Trustees' fees and expenses	71,236
Miscellaneous	60,703
Insurance fees	51,140
Legal fees	22,037
Chief Compliance Officer fees	9,098
Auditing fees	7,458
Interest expense	6,940
Total expenses	24,942,015
Advisory fees waived	(5,090,485)
Net expenses	19,851,530
Net investment income (loss)	188,591,768

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(25,755,065)
Total realized gain (loss)	(25,755,065)
Net change in unrealized appreciation (depreciation) on:
Investments	(47,001,021)
Investments in affiliated issuers	17,128,890
Net change in unrealized appreciation (depreciation)	(29,872,131)
Net realized and unrealized gain (loss)	(55,627,196)

Net Increase (Decrease) in Net Assets from Operations	$132,964,572

See accompanying Notes to Financial Statements.

FPA New Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$188,591,768	$375,281,039
Total realized gain (loss) on investments and Investments in affiliated issuers - realized	(25,755,065)	(48,558,580)
Net change in unrealized appreciation (depreciation) on investments and Investments in affiliated issuers - unrealized	(29,872,131)	442,858,789
Net increase (decrease) in net assets resulting from operations	132,964,572	769,581,248

Distributions to Shareholders:
Distributions:
Investor Class	(254,609)	(70,719)[1]
Institutional Class	(200,330,659)	(348,540,473)[2]
Total distributions to shareholders	(200,585,268)	(348,611,192)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	8,512,211	11,079,132	[1]
Institutional Class	1,197,767,600	2,465,183,765	[2]
Reinvestment of distributions:
Investor Class	191,528	45,135	[1]
Institutional Class	175,356,875	302,676,804	[2]
Cost of shares redeemed:
Investor Class	(4,132,854)	(1,169,168)[1]
Institutional Class	(1,178,120,300)	(2,261,511,387)[2]
Net increase (decrease) in net assets from capital transactions	199,575,060	516,304,281

Total increase (decrease) in net assets	131,954,364	937,274,337

Net Assets:
Beginning of period	8,756,339,690	7,819,065,353
End of period	$8,888,294,054	$8,756,339,690

Capital Share Transactions:
Shares sold:
Investor Class	861,422	1,117,131	[1]
Institutional Class	121,515,959	253,058,848	[2]
Shares reinvested:
Investor Class	19,454	4,518	[1]
Institutional Class	17,849,611	31,103,997	[2]
Shares redeemed:
Investor Class	(419,054)	(116,699)[1]
Institutional Class	(119,689,283)	(232,217,355)[2]
Net increase (decrease) in capital share transactions	20,138,109	52,950,440

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to September 30, 2024.
[2]	All existing class of shares were designated as Institutional Class Shares, effective April 30, 2024. The ticker symbol for Institutional Class Shares remains "FPNIX".

See accompanying Notes to Financial Statements.

FPA New Income Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Period Ended September 30, 2024[1]
Net asset value, beginning of period	$10.02	$9.63
Income from Investment Operations:
Net investment income (loss)[2]	0.21	0.18
Net realized and unrealized gain (loss)	(0.06)	0.37
Total from investment operations	0.15	0.55

Less Distributions:
From net investment income	(0.22)	(0.16)
Total distributions	(0.22)	(0.16)
Net asset value, end of period	$9.95	$10.02

Total return[3,4]	1.51%	5.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,592	$10,072

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	0.77%[6]	0.78%
After fees waived and expenses absorbed[5]	0.55%[6]	0.55%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[5]	4.00%	4.15%
After fees waived and expenses absorbed[5]	4.22%	4.38%

Portfolio turnover rate[3]	22%	63%

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to September 30, 2024.
[2]	Based on average shares outstanding for the period.
[3]	Not annualized.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended March 31, 2025.
[7]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.55% of the average daily net assets of the Investor Class shares of the Fund from inception through July 27, 2024, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund from July 28, 2024 through April 30, 2025. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

See accompanying Notes to Financial Statements.

FPA New Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2025	For the Year Ended September 30,
	(Unaudited)	2024	2023	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$10.01	$9.51	$9.48	$10.02	$10.00	$10.00
Income from Investment Operations:
Net investment income (loss)[2]	0.21	0.44	0.36	0.15	0.13	0.23
Net realized and unrealized gain (loss)	(0.06)	0.47	0.03	(0.53)	0.03	0.01 [3]
Total from investment operations	0.15	0.91	0.39	(0.38)	0.16	0.24

Less Distributions:
From net investment income	(0.23)	(0.41)	(0.36)	(0.16)	(0.14)	(0.24)
Total distributions	(0.23)	(0.41)	(0.36)	(0.16)	(0.14)	(0.24)
Net asset value, end of period	$9.93	$10.01	$9.51	$9.48	$10.02	$10.00

Total return[4]	1.50%[5]	9.74%	4.21%	(3.87)%	1.56%	2.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,873,702	$8,746,268	$7,819,065	$9,465,665	$11,944,191	$8,646,909

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.57%[6,7]	0.58%	0.59%	0.59%	0.58%	0.57%
After fees waived and expenses absorbed	0.45%[6,7]	0.45%[8]	0.45%	0.46%	0.48%	0.49%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.20%[6]	4.35%	3.59%	1.43%	1.18%	2.24%
After fees waived and expenses absorbed	4.32%[6]	4.48%	3.73%	1.56%	1.28%	2.32%[10]

Portfolio turnover rate	22%[5]	63%	50%	103%	81%	54%

*	All existing class of shares were designated as Institutional Class Shares, effective April 30, 2024. The ticker symbol for Institutional Class Shares remains "FPNIX".
[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund's change in net realized and unrealized gain (loss) on investment transaction for the period.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended March 31, 2025.
[8]	The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.45% of the average daily net assets of the Institutional Class shares of the Fund through July 27, 2024, and in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund from July 28, 2024 through April 30, 2025. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.
[9]	Includes voluntary fee waiver which reduced the ratio of expenses to average net assets after reimbursement from Adviser by 0.01%.
[10]	Includes voluntary fee waiver which increased the ratio of net investment income to average net assets after reimbursement form Adviser by 0.01%.

See accompanying Notes to Financial Statements.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2025 (Unaudited)

Note 1 – Organization

FPA New Income Fund (the “Fund”) is a diversified series of Investment Managers Series Trust III, (formerly, FPA Funds Trust), (the “Trust”), which is registered as an open-end management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek current income and long-term total return taking into consideration capital preservation. First Pacific Advisors, LP (the “Adviser”) has served as the Fund’s investment adviser since July 11, 1984.

On July 28, 2023, the Fund acquired the assets and assumed the liabilities of FPA New Income, Inc. (the “Predecessor Fund”) in a tax-free reorganization pursuant to the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization was approved by the Trust’s Board and by the Predecessor Fund’s Board on May 8, 2023. The tax-free reorganization was accomplished on July 28, 2023. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value as noted below:

Shares Issued	Net Assets
830,265,591	$ 7,897,367,462

The net unrealized depreciation of investments transferred was $299,644,964 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund's Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security's value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund's current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2025 and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

(e) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(g) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(h) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(i) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of the Fund’s average daily net assets. In addition, the Adviser has voluntarily agreed to waive the advisory fee it receives from the Fund by 0.046% through January 31, 2026 of the Fund’s average daily net assets. The Adviser will not seek recoupment of the advisory fees voluntarily waived.

The Adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund through January 31, 2026, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund through January 31, 2026. This agreement may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Agreement. For the six-months ended March 31, 2025, the Adviser waived a portion of its advisory fees totaling $5,090,485.

UMBFS serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six-months ended March 31, 2025, are reported as “Fund services fees” on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC (“UMB Distribution Services”), a wholly owned subsidiary of UMBFS, served as the Fund’s distributor. The Distributor does not receive compensation from the Fund for its distribution services. The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or the Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators or the Adviser. For the six-months ended March 31, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six-months ended March 31, 2025, are reported on the Statement of Operations.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$8,743,199,167

Gross unrealized appreciation	$207,753,118
Gross unrealized depreciation	(80,717,084)

Net unrealized appreciation/(depreciation)	$127,036,034

Note 5 – Investment Transactions

For the period ended March 31, 2025, purchases and sales of investments, excluding short-term investments, were $2,174,359,266 and $1,803,353,963, respectively.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10% and 0.25% of its average daily net assets attributable to the Institutional Class and Investor Class shares of the Fund, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. Such fees are reported on the Statement of Operations.

Note 8 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of March 31, 2025, the total unfunded amount was 0.12% of the Fund’s net assets.

As of March 31, 2025, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Super Senior Exit LC	$10,625,126	$(16,660)	$(2,337,528)	$(2,320,868)	$10,625,126

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Auto	-	$679,054,129	-	$679,054,129
Collateralized Loan Obligation	-	321,205,970	-	321,205,970
Equipment	-	1,159,875,893	$8,535,892	1,168,411,785
Other	-	762,063,944	-	762,063,944
Commercial Mortgage-Backed Securities
Agency	-	1,340,382,351	-	1,340,382,351
Agency Stripped	-	29,024,239	-	29,024,239
Non-Agency	-	233,114,488	-	233,114,488
Corporate Bank Debt	-	-	16,941,357	16,941,357
Corporate Bonds
Communications	-	5,922,334	-	5,922,334
Financials	-	79,103,404	81,414,000	160,517,404
Health Care	-	42,849,450	-	42,849,450
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	-	1,550,381	-	1,550,381
Agency Pool Adjustable Rate	-	160,699,041	-	160,699,041
Agency Pool Fixed Rate	-	1,784,389,421	-	1,784,389,421
Non-Agency Collateralized Mortgage Obligation	-	396,596,121		396,596,121
U.S. Treasury Notes & Bonds	-	1,339,392,195	-	1,339,392,195
Common Stocks
Metals & Mining	-	-	49,921,392	49,921,392
Real Estate Services	$6,722,388	-	-	6,722,388
Transportation & Logistics	-	-	93,257,290	93,257,290
Short-Term Investments	42,239,858	235,979,663	-	278,219,521
	$48,962,246	$8,571,203,024	$250,069,931	$8,870,235,201

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Asset-Backed Securities - Equipment	Corporate Bank Debt	Corporate Bonds	Common Stocks	Residential Mortgage-Backed Securities - Non-Agency Collateralized Mortgage Obligation
Beginning balance September 30, 2024	$9,745,908	$14,265,059	$81,414,000	$126,049,792	$4,166,581
Transfers into Level 3 during the period	-	-	-	-	-
Transfers out of Level 3 during the period	-	-	-	-	(5,633,862)
Total realized gain/(loss)	750	13,454	-	-	23,850
Total unrealized appreciation/(depreciation)	260,492	2,734,557	-	17,128,890	(81,990)
Amortization of Discount (Amortization of Premium)	-	19,851	-	-	8,083
Net purchases	-	5,249	-	-	1,748,292
Net sales	(1,471,258)	(96,813)	-	-	(230,954)
Balance as of March 31, 2025	$8,535,892	$16,941,357	$81,414,000	$143,178,682	$-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025:

Asset Class	Fair Value March 31, 2025	Valuation Methodologies	Unobservable Input	Input Range/Value	Valuation Weighted Average of Input	Impact to Valuation From an Increase in Input(1)
Asset-Backed Securities - Equipment	$8,535,892	Third-Party Broker Quote(3)	Quotes/Prices	$87.50	$87.50	Increase
Common Stocks	$93,257,290	Pricing Model(4)	Quotes/Prices	$20.00	$20.00	Increase
	$49,921,392	Pricing Model(5)	Transaction Terms	$1.25	$1.25	Increase
Corporate Bank Debt	$19,134,796	Third-Party Broker Quote(3)	Quotes/Prices	$34.00 - $95.22	$81.79	Increase
	$2,670	Pricing Model(6)	Residual Value	$0.01	$0.01	Increase
	$(2,196,109)	Pricing Model(7)	Quotes/Prices	$90.00	$90.00	Increase
Corporate Bonds	$81,414,000	Pricing Model(8)	Cost	$100.00	$100.00	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Pricing Model technique for Level 3 securities is based on the recent purchase price of the security, until independent vendor pricing is available.
(3)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(4)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(5)	The Pricing Model technique for Level 3 securities involves the terms of a completed third-party acquisition of the company. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(6)	The Pricing Model technique for Level 3 securities involves evaluation of the residual value of a term loan that is pending any final liquidation distributions from the bankruptcy trustee.
(7)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(8)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

Note 10 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Affiliated Security	Shares Held as of September 30, 2024	Beginning Value as of September 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value as of March 31, 2025	Shares Held as of March 31, 2025	Dividend Income From Affiliated Investments
AIPCF VII A-BL Aggregator Cayman LP	39,831,957	$49,921,392	$-	$-	$-	$-	$-	$49,921,392	39,831,957	$-
PHI Group, Inc.	3,806,420	76,128,400	-	-	-	17,128,890	-	93,257,290	3,806,420	-
Total		$126,049,792	$-	$-	$-	$17,128,890	$-	$143,178,682		$-

Note 11 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2025, the Fund invested in the following restricted securities:

Issuer	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solution BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	$26,023,000	$26,023,000	0.29%
Capstone Acquisition Holdings, Inc. Term Loan, 8.925% (1-Month Term SOFR+460 basis points), 11/12/2029	4/30/2021	19,157,389	19,134,796	0.22%
Copper Property CTL Pass Through Trust	10/5/2017	25,752,396	6,722,388	0.08%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 04/30/2028	8/2/2021	40,475,641	42,849,450	0.48%
Hlend Senior Notes, 8.170%, 03/15/2028	2/16/2023	42,500,000	42,500,000	0.48%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 06/23/2025	2/3/2021	-	2,670	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 06/30/2027	2/28/2020	(16,660)	(2,337,528)	-0.03%
McDermott Technology Americas, Inc., 8.439%, (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	171,989	141,419	0.00%
OCREDIT BDC Senior Notes, 7.770%, 03/07/2029	2/22/2024	12,891,000	12,891,000	0.14%
PHI Group, Inc.	8/19/2019	31,131,405	93,257,290	1.05%
Prop 2017-1A, 5.300%, 3/15/2042	2/9/2017	9,661,991	8,535,892	0.10%
		$207,748,151	$249,720,377	2.81%

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and exchange-traded funds (“ETFs”) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Certain information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

FPA New Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2025 (Unaudited)

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/9/2025